Investment Strategy - Wisdom Short Duration Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests primarily in various types of fixed income securities of varying maturities and credit quality. The Fund seeks value across different sectors and geographies using a wide range of instruments to capitalize on investment opportunities to maximize current income and provide low volatility. However, the Fund expects to continue to have significant portfolio exposure to securities of companies in the financial services sector.

The types of fixed income instruments in which the Fund will invest are bonds, debt securities, and other similar instruments issued by U.S. and foreign public- or private-sector entities. Such instruments include investment grade fixed income securities, below investment grade fixed income securities (commonly known as junk bonds or high-yield debt), commercial paper, mortgage-backed securities, and floating rate securities. In addition, the Fund may invest up to 30% of its net assets in asset-backed securities (including collateralized loan obligations (“CLOs”)) that are rated investment grade or of similar quality as determined by the Fund’s adviser. The Fund intends to generally invest 15% or less of its net assets in below investment grade fixed income securities. Below investment grade fixed income securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization.

Under normal circumstances, the Fund seeks to maintain a duration of one year or less, although under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 50% of its total assets in securities denominated in foreign currencies, including emerging markets, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging markets. The Fund will normally limit its foreign currency exchange exposure to 10% of its total assets.

The Fund may employ derivatives to hedge the Fund’s interest rate risk and foreign currency risk. Interest rate risk will be hedged through the use of treasury and bond futures and foreign currency risk will be hedged with cross currency swaps, interest rate swaps and credit default swaps.

The Fund engages in active and frequent trading of its portfolio securities.